ACQUISITION OF SUBSIDIARIES - Net Assets Acquired (Detail)	Jul. 27, 2011 Studio City Group [Member] USD ($)	Dec. 19, 2012 MCP [Member] USD ($)	Dec. 19, 2012 MCP [Member] PHP
Net assets acquired:
Cash and cash equivalents	$ 35,818,000	$ 27,876,000
Prepaid expenses and other current assets	72,000	13,000
Deposits	432,000
Land use right, net	549,079,000
Construction in progress	139,201,000
Accrued expenses and other current liabilities	(10,939,000)	(1,094,000)
Land use right payable	(47,020,000)
Deferred tax liabilities	(54,985,000)
Noncontrolling interests	(237,309,000)	(1,860,000)
Net assets acquired	374,349,000	24,935,000
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs		5,747,000
Allocation of proceeds for payment of acquisition		30,682,000	1,259,000,000
Total consideration satisfied by:
Cash paid	310,000,000	30,682,000
Payables for acquisition of assets and liabilities	45,964,000
Acquisition of Assets and Liabilities, Purchase Price, Total	355,964,000
Direct costs incurred for acquisition of assets and liabilities	18,385,000
Net assets acquired	$ 374,349,000